Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (2,153,741)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	156,201
Amortization of intangibles lease assets and below market lease intangible, net	94,194
Amortization of deferred financing costs	36,703
Changes in assets and liabilities:
Rents and tenant receivables	(137,036)
Accounts payable and accrued expenses	358,141
Deferred rental income and other liabilities	139,587
Due to affiliates	129,556
Net cash used in operating activities	(1,376,395)
Cash flows from investing activities:
Investment in real estate assets	64,282,114
Change in restricted cash	(89,950)
Net cash used in investing activities	(64,372,064)
Cash flows from financing activities:
Proceeds from credit facility	39,460,324
Repayments of credit facility	(11,756,500)
Proceeds from affiliate line of credit	11,700,000
Repayments of affiliate line of credit	(11,700,000)
Proceeds from issuance of common stock	45,070,922
Offering costs on issuance of common stock	(4,790,870)
Distributions to investors	(39,602)
Change in escrowed investor proceeds	89,950
Deferred financing costs paid	(591,648)
Net cash provided by financing activities	67,442,576
Net increase in cash and cash equivalents	1,694,117
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	1,894,117
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	175,455
Common stock issued through distribution reinvestment plan	44,201
Supplemental Cash Flow Disclosures:
Interest paid	$ 160,489